UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Brian D. Stewart, Secretary, Government
      Securities Delaware LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 12/31/05

Item 1 - Report to Stockholders

Government Securities Delaware, LLC

Annual Report
December 31, 2005

      This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC for the 12-month period ended December 31, 2005.

The Fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period, the Fund generated net investment income of 6.38% as a percentage of average net assets and paid dividends of $35.60 per share.

As you are aware, this Fund has not retained an investment adviser. There was no trading activity during the 12-month period ended December 31, 2005 and the Fund's portfolio holdings have remained the same.

Sincerely,

Thomas F. Finley
President

                                             Government Securities Delaware, LLC

Schedule of Investments as of December 31, 2005

                   Face
                  Amount                    Investments                                          Value
------------------------------------------------------------------------------------------------------
Notes-         $500,000,000      Merrill Lynch & Co., Inc., 4.439%
91.4%                              due 8/15/2009 (a)(b)                                 $  500,000,000
                500,000,000      Merrill Lynch Capital Services, Inc., 4.449%
                                   due 8/15/2009 (a)(b)                                    500,000,000
------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $1,000,000,000*) - 91.4%      1,000,000,000

                                 Other Assets Less Liabilities - 8.6%                       94,330,439
                                                                                        --------------
                                 Net Assets - 100.0%                                    $1,094,330,439
                                                                                        ==============

(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Company, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                Net Activity      Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.,
        4.439% due 8/15/2009                        --               $16,871,124
      Merrill Lynch Capital Services, Inc.,
        4.449% due 8/15/2009                        --               $16,956,311
      --------------------------------------------------------------------------

*     Cost for federal income tax purposes.

      Swap contracts outstanding as of December 31, 2005 were as follows:

      ------------------------------------------------------------------------------------------
                                                                   Notional          Unrealized
                                                                    Amount          Depreciation
      ------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR,
      reset each February 15 th and August 15 th, minus 1.09%
      and pay a 1-month LIBOR, reset on the 15th of each
      month, plus .07% compounded

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                       $1,000,000,000       $(1,366,000)

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                       $    1,111,112          (198,442)
      ------------------------------------------------------------------------------------------
      Total                                                                          $(1,564,442)
                                                                                     ===========

See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENT OF ASSETS AND LIABILITIES

                As of December 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
Assets:         Investments in affiliated securities, at value (identified cost - $1,000,000,000) .                   $1,000,000,000
                Cash ..............................................................................                           71,874
                Unrealized appreciation on reverse repurchase agreements-net ......................                       74,337,947
                Receivables:
                     Interest from affiliates .....................................................  $ 15,119,517
                     Reverse repurchase agreements-net ............................................    11,195,823
                     Swaps-net ....................................................................       238,815         26,554,155
                                                                                                     ------------     --------------
                Total assets ......................................................................                    1,100,963,976
                                                                                                                      --------------
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:    Unrealized depreciation on swaps-net ..............................................                        1,564,442
                Payables:
                     Dividends to unit holders ....................................................     5,000,260
                     Administrator ................................................................        68,835          5,069,095
                                                                                                     ------------     --------------
                Total liabilities .................................................................                        6,633,537
                                                                                                                      --------------
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:     Net assets ........................................................................                   $1,094,330,439
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------
Net Assets      Beneficial interest, par value $500 (2,000,200 units authorized) and additional
Consist of:        paid-in capital ................................................................                   $1,021,877,523
                Accumulated distributions in excess of investment income-net ......................  $   (320,589)
                Unrealized appreciation-net .......................................................    72,773,505
                                                                                                     ------------
                Total accumulated earnings-net ....................................................                       72,452,916
                                                                                                                      --------------
                Total-Equivalent to $547.14 net asset value per unit based on 2,000,104 units
                   outstanding ....................................................................                   $1,094,330,439
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENT OF OPERATIONS

                                For the Year Ended December 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
Investment                      Interest on reverse repurchase agreements-net .............                         $ 37,531,086
Income:                         Interest from affiliates ..................................                           33,827,435
                                                                                                                    ------------
                                Total income ..............................................                           71,358,521
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
Expenses:                       Administrative fees .......................................                               49,898
                                Managers' fees and expenses ...............................                               10,000
                                Interest expense on promissory notes ......................                                5,281
                                                                                                                    ------------
                                Total expenses ............................................                               65,179
                                                                                                                    ------------
                                Investment income-net .....................................                           71,293,342
                                                                                                                    ------------
--------------------------------------------------------------------------------------------------------------------------------
Realized & Unrealized           Realized loss on swaps-net ................................                             (694,894)
Loss - Net                      Change in unrealized appreciation/depreciation on:
                                   Reverse repurchase agreements-net ......................    $ (58,535,528)
                                   Swaps-net ..............................................         (131,333)        (58,666,861)
                                                                                               ---------------------------------
                                Total realized & unrealized loss-net ......................                          (59,361,755)
                                                                                                                    ------------
                                Net Increase in Net Assets Resulting from Operations ......                         $ 11,931,587
                                                                                                                    ============
--------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                For the
                                                                                                              Year Ended
                                                                                                             December 31,
                                                                                                   -------------------------------
                Increase (Decrease) in Net Assets:                                                       2005             2004
----------------------------------------------------------------------------------------------------------------------------------
Operations:     Investment income-net ..........................................................   $   71,293,342   $   71,491,005
                Realized loss-net ..............................................................         (694,894)              --
                Change in unrealized appreciation/depreciaton-net ..............................      (58,666,861)     (35,938,145)
                                                                                                   --------------   --------------
                Net increase in net assets resulting from operations ...........................       11,931,587       35,552,860
                                                                                                   --------------   --------------
----------------------------------------------------------------------------------------------------------------------------------
Dividends       Investment income-net ..........................................................      (71,209,979)     (70,211,484)
to Unit                                                                                            --------------   --------------
Holders:        Net decrease in net assets resulting from dividends to unit holders ............      (71,209,979)     (70,211,484)
                                                                                                   --------------   --------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:     Total decrease in net assets ...................................................      (59,278,392)     (34,658,624)
                Beginning of year ..............................................................    1,153,608,831    1,188,267,455
                                                                                                   --------------   --------------
                End of year* ...................................................................   $1,094,330,439   $1,153,608,831
                                                                                                   ==============   ==============
----------------------------------------------------------------------------------------------------------------------------------
                * Undistributed (accumulated distributions in excess of) investment income-net .   $     (320,589)  $      290,942
                                                                                                   ==============   ==============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Government Securities Delaware, LLC

Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                               For the Year Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2005           2004          2003         2002           2001
--------------------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of year ....    $    576.77   $    594.10   $    613.37  $    559.00    $    541.78
Operating                                                    -----------   -----------   -----------  -----------    -----------
Performance:      Investment income-net .................          35.64         35.74         35.78        35.43          35.48
                  Realized and unrealized gain (loss)-net         (29.67)       (17.97)       (18.95)       54.54          17.27
                                                             -----------   -----------   -----------  -----------    -----------
                  Total from investment operations ......           5.97         17.77         16.83        89.97          52.75
                                                             -----------   -----------   -----------  -----------    -----------
                  Less dividends to unit holders from
                    investment income-net ...............         (35.60)       (35.10)       (36.10)      (35.60)        (35.53)
                                                             -----------   -----------   -----------  -----------    -----------
                  Net asset value, end of year ..........    $    547.14   $    576.77   $    594.10  $    613.37    $    559.00
                                                             ===========   ===========   ===========  ===========    ===========
--------------------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share ....           1.04%         2.99%         2.74%       16.10%         10.06%
Return:                                                      ===========   ===========   ===========  ===========    ===========
--------------------------------------------------------------------------------------------------------------------------------
Ratios Based on   Expenses ..............................            .01%          .01%          .01%         .00% +         .01%
Average Net                                                  ===========   ===========   ===========  ===========    ===========
Assets:           Investment income-net .................           6.38%         6.13%         5.93%        6.10%          6.26%
                                                             ===========   ===========   ===========  ===========    ===========
--------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of year (in thousands)     $ 1,094,330   $ 1,153,609   $ 1,188,267   $1,226,796    $ 1,118,057
Data:                                                        ===========   ===========   ===========  ===========    ===========
                  Portfolio turnover ....................           0.00%         0.00%         0.00%        0.00%          0.00%
                                                             ===========   ===========   ===========  ===========    ===========
--------------------------------------------------------------------------------------------------------------------------------

+     Amount is less than .01%.

      See Notes to Financial Statements.

Government Securities Delaware, LLC

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company and is an equal, proportionate interest in the Company, none having priority or preference over another. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments- Reverse repurchase agreements, swap agreements and other securities are valued at fair value as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments- The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

      o Swaps - The Company may enter into swap agreements, which are over-the-counter contracts in which the Company and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Company are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market monthly and changes in the value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

      o Reverse repurchase agreements - The Company may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company in the form of cash and promissory notes are recorded on the ex-dividend dates.

(f) Securities lending - The Company may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Company and any additional required collateral is delivered to the Company on the next business day. Where the Company receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Company typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Company receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Company may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Company could experience delays and costs in gaining access to the collateral. The Company also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Reclassification - U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $694,894 has been reclassified between accumulated distributions in excess of net investment income and undistributed realized capital gains as a result of permanent differences attributable to accounting for swap agreements. This reclassification has no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. FAM will be responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co. is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of ML & Co. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch Corporate and Institutional Client Group L.P. ("ML CICG"), an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("MLCS"), which in turn, is a wholly-owned subsidiary of ML & Co. As of December 31, 2005, 2,000,000 Units were beneficially owned by ML CICG.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). The reverse repurchase agreement includes a swap component. Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to zero on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. The transfer of the U.S. Treasury Notes under the Reverse Repurchase Agreement was treated as a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from MLCS pays interest semi-annually at the rate of 1-month LIBOR plus 8 basis points. Interest on the note from ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. Pursuant to that order, the Company also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Company, invest cash collateral received by the Company for such loans, among other things, in a private Investment Company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., ML CICG, MLCS, MLIMAIS and/or MLIM, LLC.

3. Capital Stock Transactions:

During the years ended December 31, 2005 and December 31, 2004, Units outstanding remained constant.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

                                                   12/31/2005         12/31/2004
Distributions paid from:
  Ordinary income                                 $71,209,979        $70,211,484
                                                  -----------        -----------
Total taxable distributions                       $71,209,979        $70,211,484
                                                  ===========        ===========

There were no significant differences between the book and tax components of net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Unit Holders and Board of Managers of Government Securities Delaware, LLC

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Securities Delaware, LLC (the "Company") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Securities Delaware, LLC as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2006

Officers and Managers

                           Position(s)  Length
                           Held with    of Time
Name        Address & Age  Trust        Served     Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Company Officers
====================================================================================================================================
Donald C.   P.O. Box 9011  Vice         1997 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present    Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          and        since 2004; Vice President of FAM Distributors, Inc. ("FAMD" since 1999 and
            Age: 45        Treasurer    1999 to    Director since 2004; Vice President of MLIM and FAM from 1990 to 1997; Director
                                        present    of Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and Secretary of
                                                   the IQ Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Thomas F.   P.O. Box 9095  President    2004 to    Managing Director in the New Product Development Group at Merrill Lynch for more
Finley      Princeton, NJ               present    than five years.
            08543-9095
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
Timothy     P.O. Box 9095  Manager      2004 to    Director of Federal tax for Computer Sciences Corporation for more than five
Flynn       Princeton, NJ               present    years.
            08543-9095
            Age: 59
------------------------------------------------------------------------------------------------------------------------------------
Thomas      P.O. Box 9095  Manager      2004 to    Corporate Vice President and Treasurer for Computer Sciences Corporation for more
Irvin       Princeton, NJ               present    than five years.
            08543-9095
            Age: 57
------------------------------------------------------------------------------------------------------------------------------------
Richard A.  P.O. Box 9095  Manager      2005 to    Director in the Structured Financial Solutions Group in Merrill Lynch's Global
Harper      Princeton, NJ               present    Markets and Investment Banking Division since 2001.
            08543-9095
            Age: 48
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2005 to    Chief Compliance Officer of the MLIM-FAM-advised funds and First Vice President
Hiller      Princeton, NJ  Compliance   present    and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief
            08543-9011     Officer                 Compliance Officer of the IQ Funds since 2004; Global Director of Compliance at
            Age: 54                                Morgan Stanley Investment Mangement from 2002 to 2004; Managing Director and
                                                   Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                   Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance
                                                   Officer at Prudential Financial from 1995 to 2000; Senior Counsel in teh
                                                   Commssion's Division of Enforcement in Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Brian D.    P.O. Box 9011  Secretary    2004 to    Director (Legal Advisory) of MLIM since 2005; Vice President of MLIM from 2002 to
Stewart     Princeton, NJ               present    2005; Attorney with Reed Smith from 2001 to 2002; Attorney with Saul Ewing from
            08543-9011                             1999 to 2001
            Age: 36
------------------------------------------------------------------------------------------------------------------------------------
            *     Officers of the Company serve at the pleasure of the Board of Managers.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

Transfer Agent

MLIM Alternative Investment Strategies
800 Scudders Mill Road
Plainsboro, New Jersey  08536

Availability of Quarterly Schedule of Investments

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Company voted proxies relating to securities held in the Company's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and
(2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The Company's board of directors serves as the Company's audit committee. The Company's board of directors has determined that the Company does not have an audit committee financial expert serving on the board of directors. The Company does not have an audit committee financial expert because none of the directors of the Company has all of the attributes of an audit committee financial expert as specified by the Securities and Exchange Commission staff.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2005 - $40,000
                                  Fiscal Year Ending December 31, 2004 - $40,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2005 - $5,700
                                  Fiscal Year Ending December 31, 2004 - $5,200

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2005 - $0
                                  Fiscal Year Ending December 31, 2004 - $0

         (e)(1) The registrant's Board of Managers serve as its audit committee (the "Committee"), which has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2005 - $5,577,771
             Fiscal Year Ending December 31, 2004 - $11,926,355

         (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         Proxy Voting Policies and Procedures

         Each Fund's Board of Directors/Trustees has delegated to Merrill Lynch Investment Managers, L.P. and/or Fund Asset Management, L.P. (the "Investment Adviser") authority to vote all proxies relating to the Fund's portfolio securities. The Investment Adviser has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser's interest and those of the Investment Adviser's clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of the Investment Adviser's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser's Legal department appointed by the Investment Adviser's General Counsel. The Committee's membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         The Investment Adviser's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an "Affiliate"), or a money management or other client of the Investment Adviser (each, a "Client") is involved. The Proxy Voting Procedures and the Investment Adviser's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser's normal voting guidelines or, on matters where the Investment Adviser's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with the Investment Adviser's fiduciary duties

         In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

o Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

o Routine proposals related to requests regarding the formalities of corporate meetings.

o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - as of December 31, 2005.

         Not Applicable - The registrant has no investment advisor or portfolio manager. No trading occurred during the fiscal year ending December 31, 2005.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware LLC


By: /s/ Thomas F. Finley
    ----------------------------------
    Thomas F. Finley,
    President of
    Government Securities Delaware LLC

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Thomas F. Finley
    ----------------------------------
    Thomas F. Finley,
    President of
    Government Securities Delaware LLC

Date: February 21, 2006


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Treasurer
    Government Securities Delaware LLC

Date: February 21, 2006